Form 13F

Form UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June  30, 1999

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON August 16, 1999 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT
AND FOR WHICH THAT REQUEST EXPIRED ON August 15, 2000.


Check here if Amendment ( X );  Amendment Number: 1
This Amendment (Check only one.): (   ) is a restatement
                                  ( X ) adds new holdings entries
Institutional Investment Manager Filing this Report:

Name:           CREDIT SUISSE FIRST BOSTON, INC.
Address:        11 MADISON AVENUE
                NEW YORK, NY 10010

Form 13F File Number:  28-2205

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schdeules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Eugene Rosati
Title:          Director
Phone:          212-325-4492

Signature, Place, and Date of Signing:

Eugene Rosati                 New York, New York           June 3, 2003
 (Signature)                   (City, State)                  (Date)

Report Type (Check only one.):

( X ) 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

(   ) 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

(   ) 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

         Form 13F File Number    Name
1.       28-

         Form 13F File Number    Name
2.       28-2205                 CREDIT SUISSE FIRST BOSTON MANAGEMENT
                                 CORPORATION*

         Form 13F File Number    Name
3.       28-2205                 CREDIT SUISSE FIRST BOSTON LLC**

         Form 13F File Number    Name
4.       28-


* CREDIT SUISSE FIRST BOSTON MANAGEMENT CORPORATION is a wholly-owned subsidiary of CREDIT SUISSE FIRST BOSTON, INC.
** CREDIT SUISSE FIRST BOSTON LLC is also a wholly-owned subsidiary of CREDIT SUISSE FIRST BOSTON, INC.

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              2

Form 13F Information Table Entry Total:          19

Form 13F Information Table Value Total:         $    736,181
                                                (thousands)

Information requested to be treated confidentially has been filed separately.


List of Other Included Managers:

Provided a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         Form 13F File Number    Name
1.       28-

         Form 13F File Number    Name
2.       28-2205                 CREDIT SUISSE FIRST BOSTON MANAGEMENT
                                 CORPORATION*

         Form 13F File Number    Name
3.       28-2205                 CREDIT SUISSE FIRST BOSTON LLC**

         Form 13F File Number    Name
4.       28-


* CREDIT SUISSE FIRST BOSTON MANAGEMENT CORPORATION is a wholly-owned subsidiary of CREDIT SUISSE FIRST BOSTON, INC.
** CREDIT SUISSE FIRST BOSTON LLC is also a wholly-owned subsidiary of CREDIT SUISSE FIRST BOSTON, INC.

                                                              FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (X$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALZA CORP DEL	               COM		022815108    35267   693200 SH       DEFINED 03             693200 	  0	   0
AMERICA WEST HOLDG CORP        CL B		023657208     1988   116959 SH       DEFINED 03             116959 	  0	   0
AMERICAN BANKERS INS GROUP INC COM		024456105    81672  1500300 SH       DEFINED 03            1500300    	  0	   0
ASIA PACIFIC RES INTL HLDG LTD CL A		G05345106     2465  2075000 SH       DEFINED 03            2075000   	  0	   0
AVTEAM INC	               CL A		054527205     6297   950460 SH       DEFINED 03             950460    	  0	   0
BROADCAST COM INC	       COM		111310108    50327   376800 SH       DEFINED 03             376800   	  0	   0
EXPRESS SCRIPTS INC	       CL A		302182100    19328   321126 SH       DEFINED 03             321126   	  0	   0
GOLDEN ST BANCORP INC	       WT EXP 082100	381197128    25093  2056000*SH       DEFINED 03                  0	  0 	   0
HONEYWELL INC	               COM		438506107    70139   605300 SH       DEFINED 03             605300    	  0	   0
INCO LTD	               COM		453258402     5949   424900 SH       DEFINED 03             424900   	  0	   0
LIMITED INC	               COM		532716107    75860  1671836 SH       DEFINED 03            1671836    	  0	   0
NALCO CHEM CO	               COM		629853102    10583   204000 SH       DEFINED 03             204000    	  0	   0
OUTDOOR SYS INC	               COM		690057104     2008    55000 SH       DEFINED 03              55000  	  0	   0
RAYTHEON CO	               CL A		755111309     8664   125800 SH       DEFINED 03             125800  	  0	   0
REPUBLIC N Y CORP	       COM		760719104    37503   550000 SH       DEFINED 03             550000   	  0	   0
SAUER INC	               COM		804137107     6143  1228600 SH       DEFINED 03            1228600   	  0	   0
TCA CABLE TV INC	       COM		872241104    33225   600000 SH       DEFINED 03             600000 	  0	   0
TRANSAMERICA CORP	       COM		893485102   253830  3384400 SH       DEFINED 03            3384400   	  0	   0
VODAFONE GROUP PLC	       SPONSORED ADR	92857T107     9840    49950 SH       DEFINED 03              49950
